Debentures_Changes In Debentures Based On Face Value(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	₩ 50,918,458	₩ 53,331,253
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	119,810,529	93,657,911
Repayments	(107,760,800)	(96,145,669)
Business combination	277,087
Others	(485,770)	74,963
Ending	62,759,504	50,918,458
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	45,596,655	48,588,134
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	116,077,084	92,530,041
Repayments	(106,147,753)	(95,521,520)
Business combination	0
Others	(30,000)	0
Ending	55,495,986	45,596,655
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	33,310	34,320
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	0	0
Repayments	(1,350)	(1,010)
Business combination	0
Others	(30,000)	0
Ending	1,960	33,310
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	0
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	240,000
Repayments	0
Business combination	0
Others	0
Ending	240,000	0
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,386,590	3,437,729
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	2,150,000	0
Repayments	(702,183)	(51,139)
Business combination	0
Others	0	0
Ending	4,834,407	3,386,590
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	40,596,755	43,466,085
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	111,677,084	91,960,041
Repayments	(105,044,220)	(94,829,371)
Business combination	0
Others	0	0
Ending	47,229,619	40,596,755
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,580,000	1,650,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	2,010,000	570,000
Repayments	(400,000)	(640,000)
Business combination	0
Others	0	0
Ending	3,190,000	1,580,000
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	5,321,803	4,743,119
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	3,733,445	1,127,870
Repayments	(1,613,047)	(624,149)
Business combination	277,087
Others	(455,770)	74,963
Ending	7,263,518	5,321,803
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	2,227,607	1,791,868
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	823,478	532,380
Repayments	(675,075)	(33,199)
Business combination	0
Others	(143,072)	(63,442)
Ending	2,232,938	2,227,607
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,094,196	2,951,251
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	2,909,967	595,490
Repayments	(937,972)	(590,950)
Business combination	277,087
Others	(312,698)	138,405
Ending	₩ 5,030,580	₩ 3,094,196